Financial risk management (Tables)	9 Months Ended
Mar. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of March 31, 2023 and June 30, 2022. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of March 31, 2023			As of June 30, 2022
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low(1)	High(1)	US$
Funds invested - US$	1.69%	1.69%	31,274	0.00%	0.00%	49,383
Rate increase by 10%	1.86%	1.86%	53	0.03%	0.03%	15
Rate decrease by 10%	1.52%	1.52%	(53)	0.03%	0.03%	(15)

(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested - A$	4.09%	4.09%	600	1.50%	1.50%	600
Rate increase by 10%	4.50%	4.50%	2	1.65%	1.65%	1
Rate decrease by 10%	3.68%	3.68%	(2)	1.35%	1.35%	(1)

(1)The interest rate was 0% for the period ended June 30, 2022. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is consistent with prior periods.

Summary of Borrowing to Price Rate Changes
The exposure of the Group’s borrowing to price rate changes are as follows:

	As of March 31, 2023		As of June 30, 2022
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings - NovaQuest	1,990	2%	372	0%
Non-current borrowings
Borrowings - NovaQuest	52,821	50%	47,898	50%
	54,811	52%	48,270	50%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value
As of March 31, 2023, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis, and which therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(8,242)	(21,954)	(142,717)	—	(172,913)	(106,357)
Trade payables	(20,977)	—	—	—	(20,977)	(20,977)
Lease liabilities	(3,981)	(3,251)	(1,618)	—	(8,850)	(8,251)
Contingent consideration(3)	(4,639)	(2,466)	(3,546)	—	(10,651)	(786)
	(37,839)	(27,671)	(147,881)	—	(213,391)	(136,371)
(1)Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at March 31, 2023 without taking into account drawdowns of further tranches.
(2)In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of pediatric SR-aGVHD.
(3)In relation to the contractual maturities of the royalty payments related to contingent consideration, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of children and adults with aGVHD. The carrying amount reflects the discounted and probability adjusted contractual balance. The carrying amount reflects the discounted and probability adjusted contractual balance related to royalty payments.